REVERSE RECAPITALIZATION	12 Months Ended
Dec. 31, 2025
REVERSE RECAPITALIZATION
REVERSE RECAPITALIZATION

NOTE 4: REVERSE RECAPITALIZATION

On July 12, 2024, Legacy ConnectM and MCAC consummated the merger contemplated by the Merger Agreement with Legacy ConnectM surviving the merger as a wholly-owned subsidiary of MCAC.

Upon the closing of the Business Combination, MCAC’s certificate of incorporation was amended and restated to, among other things, set the total number of authorized shares of capital to 110,000,000 shares, of which 100,000,000 were designated as common stock, $0.0001 par value per share, and of which 10,000,000 shares were designated as preferred stock, $0.0001 par value per share.

Immediately prior to the closing of the Business Combination,

●	each outstanding share of Legacy ConnectM preferred stock was converted into Legacy ConnectM common stock based on a one-to-one ratio. The Business Combination is accounted for with a retrospective application of the Business Combination that resulted in 2,427,791 shares of preferred stock converting into the same number of shares of Legacy ConnectM common stock
●	convertible note payable totaling $2,250,000 were converted into shares of Legacy ConnectM common stock at $7.00 per share, resulting in the issuance of 321,428 shares of Legacy ConnectM common stock.

Upon consummation of the Business Combination, each share of Legacy ConnectM stock issued and outstanding was cancelled and converted into the right to receive 3.3214 shares of the Company’s common stock.

Outstanding stock options, whether vested or unvested, to purchase shares of Legacy ConnectM common stock granted under the 2019 Equity Incentive Plan (the “2019 Plan”) (“Legacy Options”) converted into stock options for shares of the Company’s common stock upon the same terms and conditions that were in effect with respect to the Legacy Options immediately prior to the Business Combination, after giving effect to the Exchange Ratio (see Note 10). Legacy Options are granted under the Company’s 2023 Equity Incentive Plan (the “2023 Plan”) (see Note 10), and as such are excluded from the Share Consideration.

Outstanding warrants to purchase shares of Legacy ConnectM common stock (“Legacy Warrants”) converted into warrants for shares of the Company’s common stock upon the same terms and conditions that were in effect with respect to the Legacy Warrants immediately prior to the Business Combination after giving effect to the Exchange Ratio.

Outstanding warrants to purchase shares of MCAC Class A common stock will remain outstanding at the Closing Date. The warrants will become exercisable 30 days after the completion of the Business Combination and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

In connection with the Business Combination,

●	certain MCAC shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 114,551 shares of MCAC Class A common stock for gross redemption payments of $41,652,720.
●	certain MCAC shareholders who held rights issued at MCAC’s IPO automatically received 28,750 shares of MCAC Class A common stock, which was one-tenth of one share of MCAC common stock.
●	an investor purchased 101,515 shares of MCAC Class A common stock on the Closing Date in the open market from certain MCAC shareholders from those who elected to redeem shares of MCAC pursuant to the terms of a forward purchase agreement entered into effective December 31, 2022.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, MCAC was treated as the acquired company for financial reporting purposes (see Note 1). Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of the Company issuing shares for the net assets of MCAC, accompanied by a recapitalization. The net assets of MCAC were stated at fair value with no goodwill or other intangible assets recorded.

Prior to the Business Combination Legacy ConnectM and MCAC filed separate standalone federal, state and local income tax returns. As a result of the Business Combination Legacy ConnectM will file a consolidated income tax return. Although, for legal purposes, MCAC acquired Legacy ConnectM, and the transaction represents a reverse acquisition for federal income tax purposes. MCAC will be the parent of the consolidated group with Legacy ConnectM a subsidiary, but in the year of the closing of the Business Combination, Legacy ConnectM will file a full year tax return with MCAC joining in the return the day after the Closing Date.

As a result of the Business Combination, there was a negative equity recapitalization into additional paid in capital of $2,704,909. In addition, the Company incurred offering costs of $3,968,063, which were also treated as a reduction of additional paid in capital.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in stockholders’ deficit for the year ended December 31, 2024:

Cash – MCAC’s trust and cash (net of redemption)	$38,441,920
Less: transaction costs and advisory fees paid	(2,670,961)
Net Business Combination financing	$35,770,959

The number of shares of the Company’s common stock issued immediately following the consummation of the Business Combination were:

Common stock, outstanding prior to Business Combination	121,837
Less: redemption of MCAC shares	(114,551)
Common stock of MCAC	7,286
MCAC founder shares	71,875
Rights issued to MCAC shareholders	28,750
Shares outstanding in connection with forward purchase agreement	101,515
Business Combination and forward purchase agreement financing shares	209,426
Legacy ConnectM shares	450,702
Total shares of common stock immediately after Business Combination	660,128
Issuance of shares of common stock after Business Combination	249,037
Total shares of common stock at December 31, 2024	909,165

The number of Legacy ConnectM shares was determined as follows:

		Legacy
		ConnectM
		shares,
	Legacy	effected for
	ConnectM	Exchange
	shares	Ratio
Recapitalization applied to common stock outstanding at December 31, 2022	1,588,141	164,831
Issuance of Old ConnectM shares prior to closing of Business Combination	5,000	519
Conversion of convertible notes payable to common stock prior to Business Combination	321,428	33,362
Recapitalization applied to Series Seed preferred stock outstanding at December 31, 2022	644,030	66,846
Recapitalization applied to Series Seed-1 preferred stock outstanding at December 31, 2022	91,120	9,458
Recapitalization applied to Series A-1 preferred stock outstanding at December 31, 2022	743,068	77,126
Recapitalization applied to Series B-1 preferred stock outstanding at December 31, 2022	649,843	67,449
Recapitalization applied to Series B-2 preferred stock outstanding at December 31, 2022	299,730	31,110
		450,702

Shares of common stock reserved for issuance for the exercise of the Legacy Options and Legacy Warrants totaled 14,810 and 2,422, respectively, after giving effect for the Exchange Ratio.